Mergers and Acquisitions - Summary of CCFPI Fair Value of Net Assets Acquired (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2017 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
TOTAL ASSETS		$ 285,677	$ 263,787	$ 13,436	$ 279,256
Total liabilities		(144,967)	$ (132,037)	$ (6,726)	$ (150,023)
Gain on recycling of other comprehensive income -translation effects		2,996
Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total current assets, including cash acquired	$ 9,645
Total non-current assets	18,909
Distribution rights	4,144
TOTAL ASSETS	32,698
Total liabilities	(10,101)
Net assets acquired	22,597
Net assets acquired attributable to the parent company (51%)	11,524
Non-controlling interest (49%)	(11,073)
Fair value of the equity of CCFPI at the acquisition date	22,110
Carrying value derecognized of CCFPI investment	11,690
Loss as a result of premeasuring to fair value the equity interest	(166)
Gain on recycling of other comprehensive income -translation effects	2,996	$ 2,996
Total net effect in P&L	$ 2,830